Fair values - Summary of the Fair Value of Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivatives | At cost
Financial liabilities measured at fair value
Financial liabilities	€ 206	€ 268
Derivatives | Fair value
Financial liabilities measured at fair value
Financial liabilities, at fair value	206	268
Derivatives | Level 2 | Fair value
Financial liabilities measured at fair value
Financial liabilities, at fair value	206	268
Borrowings | At cost
Financial liabilities measured at fair value
Financial liabilities	11,331	11,396
Borrowings | Not measured at fair value
Financial liabilities measured at fair value
Financial liabilities, at fair value	10,680	10,580
Borrowings | Level 2 | Not measured at fair value
Financial liabilities measured at fair value
Financial liabilities, at fair value	10,680	10,580
Cash and cash equivalent | At cost
Financial assets measured at fair value
Financial assets	241
Cash and cash equivalent | Fair value
Financial assets measured at fair value
Financial assets, at fair value	241
Cash and cash equivalent | Level 1 | Fair value
Financial assets measured at fair value
Financial assets, at fair value	241
Derivatives | At cost
Financial assets measured at fair value
Financial assets	200	261
Derivatives | Fair value
Financial assets measured at fair value
Financial assets, at fair value	200	261
Derivatives | Level 2 | Fair value
Financial assets measured at fair value
Financial assets, at fair value	200	261
Equity investments at fair value through other comprehensive income | At cost
Financial assets measured at fair value
Financial assets	14	4
Equity investments at fair value through other comprehensive income | Fair value
Financial assets measured at fair value
Financial assets, at fair value	14	4
Equity investments at fair value through other comprehensive income | Level 3 | Fair value
Financial assets measured at fair value
Financial assets, at fair value	€ 14	€ 4